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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:  Strategist Growth Fund, Inc.
                                  IDS Tower 10
                                  Minneapolis, MN 55440-0010

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2.   Name of each series or class of funds for which this notice is filed:

                  Series                             Class(es) of Shares
Strategist Growth Fund
Strategist Special Growth Fund
Strategist Growth Trends Fund

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3.   Investment Company Act File Number:           811-07401

     Securities Act File Number:                   33-63905

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4.   Last day of fiscal year for which this notice is filed:    July 31, 1997

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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

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6.   Date of  termination of issuer's  declaration  under rule 24f-2 (a) (a), if applicable (see instruction A.6):
     Not Applicable

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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0
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8.   Number and amount of securies  registered during the fiscal year other than pursuant to rule 24f-2: 0
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9.   Number and aggregate sale price of securities  sold during the fiscal year:
     13,346,690


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10.  Number of aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 13,346,690
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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7): N/A

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12.  Calculation registration fee:

(i)      Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):        $      13,346,690

(ii)     Aggregate price of shares issued in connection with
         dividend reinvestment plans (from Item 11, if
         applicable):                                          +               0

(iii)    Aggregate price of shares redeemed or repurchased
         during the fiscal year (if applicable):               -      35,221,043

(iv)     Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable):               +               0

(v)      Net aggregate price of securities sold and issued
         during the fiscal year in reliance of rule 24f-2
        [line (i), plus line (ii), less line (iii), plus
        line(iv)] (if applicable):                                  [21,874,353]

(vi)     Multiplier prescribed by Section 6(b) of the Securities
         Act of 1933 or other applicable law or regulation (see
         Instruction C.6):                                       x        1/3300

(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:               0

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's  Rules of Informal and Other
     Procedures (17 CFR 202.3a):                                            [  ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By________________________________
     Eileen J. Newhouse
     Secretary

Date:    September 22, 1997